Schedule of accounts receivable, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 101,992	$ 139,341	$ 6,881
Less: Allowance for credit losses	(1)	(1)
Accounts receivable, net	$ 101,991	$ 139,340	$ 6,881